Exhibit 99.1

World Omni Auto Receivables Trust 2022-C

Monthly Servicer Certificate

September 30, 2025

Dates Covered
Collections Period	09/01/25 - 09/30/25
Interest Accrual Period	09/15/25 - 10/14/25
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/25	226,608,172.71	16,061
Yield Supplement Overcollateralization Amount 08/31/25	11,500,415.06	0
Receivables Balance 08/31/25	238,108,587.77	16,061
Principal Payments	12,215,336.11	314
Defaulted Receivables	388,232.30	22
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/25	10,576,034.23	0
Pool Balance at 09/30/25	214,928,985.13	15,725

Pool Statistics	$ Amount	# of Accounts
Pool Factor	20.07%
Prepayment ABS Speed	1.14%
Aggregate Starting Principal Balance	1,123,484,105.00	42,981

Delinquent Receivables:
Past Due 31-60 days	6,227,327.89	300
Past Due 61-90 days	1,652,899.58	81
Past Due 91-120 days	250,909.39	14
Past Due 121+ days	0.00	0
Total	8,131,136.86	395

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.61%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.84%
Delinquency Trigger Occurred	NO

Recoveries	274,031.43
Aggregate Net Losses/(Gains) - September 2025	114,200.87
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.58%
Prior Net Losses/(Gains) Ratio	1.39%
Second Prior Net Losses/(Gains) Ratio	-0.26%
Third Prior Net Losses/(Gains) Ratio	0.50%
Four Month Average	0.55%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.70%

Overcollateralization Target Amount	5,081,353.05
Actual Overcollateralization	5,081,353.05
Weighted Average Contract Rate	4.79%
Weighted Average Contract Rate, Yield Adjusted	8.80%
Weighted Average Remaining Term	30.11

Flow of Funds	$ Amount
Collections	13,473,416.18
Investment Earnings on Cash Accounts	18,611.42
Servicing Fee	(198,423.82)
Transfer to Collection Account	-
Available Funds	13,293,603.78

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	538,587.80
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	103,442.92
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	55,350.58
(7) Noteholders' Third Priority Principal Distributable Amount	6,597,834.53
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,081,353.05
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	917,034.90

Total Distributions of Available Funds	13,293,603.78

Servicing Fee	198,423.82
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	966,300,000.00
Original Class B	30,350,000.00
Original Class C	15,130,000.00

Total Class A, B, & C
Note Balance @ 09/15/25	221,526,819.66
Principal Paid	11,679,187.58
Note Balance @ 10/15/25	209,847,632.08

Class A-1
Note Balance @ 09/15/25	0.00
Principal Paid	0.00
Note Balance @ 10/15/25	0.00
Note Factor @ 10/15/25	0.0000000%

Class A-2
Note Balance @ 09/15/25	0.00
Principal Paid	0.00
Note Balance @ 10/15/25	0.00
Note Factor @ 10/15/25	0.0000000%

Class A-3
Note Balance @ 09/15/25	77,346,819.66
Principal Paid	11,679,187.58
Note Balance @ 10/15/25	65,667,632.08
Note Factor @ 10/15/25	25.9658490%

Class A-4
Note Balance @ 09/15/25	98,700,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	98,700,000.00
Note Factor @ 10/15/25	100.0000000%

Class B
Note Balance @ 09/15/25	30,350,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	30,350,000.00
Note Factor @ 10/15/25	100.0000000%

Class C
Note Balance @ 09/15/25	15,130,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	15,130,000.00
Note Factor @ 10/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	697,381.30
Total Principal Paid	11,679,187.58
Total Paid	12,376,568.88

Class A-1
Coupon	2.96900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.73000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.66000%
Interest Paid	235,907.80
Principal Paid	11,679,187.58
Total Paid to A-3 Holders	11,915,095.38

Class A-4
Coupon	3.68000%
Interest Paid	302,680.00
Principal Paid	0.00
Total Paid to A-4 Holders	302,680.00

Class B
Coupon	4.09000%
Interest Paid	103,442.92
Principal Paid	0.00
Total Paid to B Holders	103,442.92

Class C
Coupon	4.39000%
Interest Paid	55,350.58
Principal Paid	0.00
Total Paid to C Holders	55,350.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.6892618
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.5432086
Total Distribution Amount	12.2324704

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.9328106
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	46.1810501
Total A-3 Distribution Amount	47.1138607

A-4 Interest Distribution Amount	3.0666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.0666667

B Interest Distribution Amount	3.4083334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.4083334

C Interest Distribution Amount	3.6583331
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.6583331

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	564.92
Noteholders' Principal Distributable Amount	435.08

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/25	5,058,901.50
Investment Earnings	17,107.57
Investment Earnings Paid	(17,107.57)
Deposit/(Withdrawal)	-
Balance as of 10/15/25	5,058,901.50
Change	-

Required Reserve Amount	5,058,901.50

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,204,776.89	$1,531,529.47	$2,391,304.64
Number of Extensions	65	77	123
Ratio of extensions to Beginning of Period Receivables Balance	0.51%	0.61%	0.91%